NON-FINANCIAL ASSETS AND LIABILITIES (Details 5) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provisions, non current	$ 137	$ 150
Provisions, current	10	6
Provisions For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	95	109
Asset Retirement Obligation [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	25	26
Provisions, current	5	3
Environmental Remediations [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	17	15
Provisions, current	1	2
Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Provisions, current	$ 4	$ 1